SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2014
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

UTSTARCOM HOLDINGS CORP.
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

For the Years Ended December 31, 2014, 2013, and 2012

Description	Balance at beginning of the period	Charged (credited) to costs and expenses	Credited to other accounts		(Deductions) Adjustments IPTV divestiture	(Deductions) Adjustments(1)	Balance at end of the period
	(in thousands)
Year ended December 31, 2014
Allowance for doubtful accounts	$11,063	$49	$—		$—	$(235)	$10,877
Tax valuation allowance	$422,789	$1,824	$(55,941	)(2)	$—	$—	$368,672
Year ended December 31, 2013
Allowance for doubtful accounts	$10,796	$(75)	$—		$—	$342	$11,063
Tax valuation allowance	$418,285	$36,324	$(31,820)		$—	$—	$422,789
Year ended December 31, 2012
Allowance for doubtful accounts	$30,145	$(1,148)	$—		$(17,625)	$(576)	$10,796
Tax valuation allowance	$469,224	$(30,745)	$(20,194)		$—	$—	$418,285

(1)	Represents write-offs of allowance for doubtful accounts and foreign exchange adjustments.
(2)	Includes $35.6 million removal of tax valuation allowance for expiration of net operating loss carryforwards in China.